Deposits (Details) - USD ($)	Sep. 30, 2021	Jul. 31, 2021
Deposits Disclosure [Abstract]
Luminant Purchase and Sale Agreement collateral		$ 3,063,020
Deposits on equipment		264,316
Other deposits	$ 41,250	41,250
Total deposits		$ 3,368,586